TRANSAMERICA PRINCIPIUMSM II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

Effective on or about February 1, 2018, the following changes will occur:

The following subaccount is hereby added to the “Appendix - Designated Investment Options” as a designated fund under the Retirement Income Max® rider.

TA BlackRock Smart Beta 50 – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica PrincipiumSM II Variable Annuity dated May 1, 2017